Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 13.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	141,704	$1,381,614
Guggenheim Strategy Fund II1	56,518	1,371,700
Total Mutual Funds
(Cost $2,822,291)		2,753,314

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 12.6%
United States Treasury Floating Rate Note
5.44% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 10/31/23◊	$2,500,000	2,500,031
Total U.S. Government Securities
(Cost $2,500,100)		2,500,031

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
4.65% due 10/05/23[2,3]	200,000	199,912
Total U.S. Treasury Bills
(Cost $199,883)		199,912

REPURCHASE AGREEMENTS††,4 - 64.6%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	7,215,399	7,215,399
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	2,802,834	2,802,834
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	2,775,153	2,775,153
Total Repurchase Agreements
(Cost $12,793,386)		12,793,386
Total Investments - 92.1%
(Cost $18,315,660)		$18,246,643
Other Assets & Liabilities, net - 7.9%		1,561,090
Total Net Assets - 100.0%		$19,807,733

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	132	Oct 2023	$20,105,250	$(89,522)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at September 30, 2023.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,753,314	$—	$—	$2,753,314
U.S. Government Securities	—	2,500,031	—	2,500,031
U.S. Treasury Bills	—	199,912	—	199,912
Repurchase Agreements	—	12,793,386	—	12,793,386
Total Assets	$2,753,314	$15,493,329	$—	$18,246,643

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$89,522	$—	$—	$89,522

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,358,701	$–	$–	$–	$12,999	$1,371,700	56,518	$54,733
Guggenheim Ultra Short Duration Fund — Institutional Class	1,366,026	–	–	–	15,588	1,381,614	141,704	53,116
	$2,724,727	$–	$–	$–	$28,587	$2,753,314		$107,849

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
MUTUAL FUNDS† - 13.7%
Guggenheim Strategy Fund III[1]	235,195	$5,712,892
Guggenheim Strategy Fund II1	166,856	4,049,592
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,510,593
Total Mutual Funds
(Cost $12,548,781)		12,273,077

	Face Amount
U.S. TREASURY BILLS†† - 13.7%
U.S. Treasury Bills
4.66% due 10/05/23[2,3]	$12,260,000	12,254,616
Total U.S. Treasury Bills
(Cost $12,252,815)		12,254,616

REPURCHASE AGREEMENTS††,4 - 69.7%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23	35,096,857	35,096,857
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23	13,633,435	13,633,435
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23	13,498,791	13,498,791
Total Repurchase Agreements
(Cost $62,229,083)		62,229,083
Total Investments - 97.1%
(Cost $87,030,679)		$86,756,776
Other Assets & Liabilities, net - 2.9%		2,549,553
Total Net Assets - 100.0%		$89,306,329

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	15	Dec 2023	$1,737,919	$8,006
U.S. Treasury Long Bond Futures Contracts	9	Dec 2023	1,024,875	3,170
U.S. Treasury 10 Year Note Futures Contracts	23	Dec 2023	2,484,359	563
Australian Government 10 Year Bond Futures Contracts	12	Dec 2023	864,858	(2,349)
			$6,112,011	$9,390

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	41	Dec 2023	$2,456,925	$31,443
Canadian Dollar Futures Contracts	8	Dec 2023	589,640	(4,499)
Mexican Peso Futures Contracts	98	Dec 2023	2,774,870	(9,662)
British Pound Futures Contracts	34	Dec 2023	2,593,350	(59,213)
Japanese Yen Futures Contracts	40	Dec 2023	3,387,750	(73,445)
			$11,802,535	$(115,376)

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	106	Oct 2023	$1,881,500	$83,192
IBEX 35 Index Futures Contracts††	10	Oct 2023	996,150	6,436
FTSE MIB Index Futures Contracts	2	Dec 2023	298,033	201
OMX Stockholm 30 Index Futures Contracts††	3	Oct 2023	58,918	(572)
Euro STOXX 50 Index Futures Contracts	9	Dec 2023	398,562	(4,942)
Nikkei 225 (OSE) Index Futures Contracts	3	Dec 2023	638,789	(6,560)
SPI 200 Index Futures Contracts	5	Dec 2023	566,494	(10,588)
FTSE 100 Index Futures Contracts	30	Dec 2023	2,793,971	(11,118)
FTSE Taiwan Index Futures Contracts	19	Oct 2023	1,075,400	(15,127)
Russell 2000 Index Mini Futures Contracts	10	Dec 2023	899,050	(19,072)
Dow Jones Industrial Average Index Mini Futures Contracts	25	Dec 2023	4,216,500	(29,019)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
Tokyo Stock Price Index Futures Contracts	22	Dec 2023	$3,416,177	$(29,814)
NASDAQ-100 Index Mini Futures Contracts	11	Dec 2023	3,270,795	(32,347)
DAX Index Futures Contracts	6	Dec 2023	2,455,165	(48,515)
S&P 500 Index Mini Futures Contracts	13	Dec 2023	2,812,063	(56,469)
			$25,777,567	$(174,314)

Commodity Futures Contracts Purchased†
LME Primary Aluminum Futures Contracts	81	Nov 2023	$4,751,662	$181,314
Low Sulphur Gas Oil Futures Contracts	15	Nov 2023	1,439,625	35,271
WTI Crude Futures Contracts	8	Oct 2023	726,960	30,705
LME Zinc Futures Contracts	35	Nov 2023	2,318,094	29,375
SGX Iron Ore 62% Futures Contracts	65	Nov 2023	764,725	24,348
Brent Crude Futures Contracts	35	Oct 2023	3,228,750	22,283
Copper Futures Contracts	15	Dec 2023	1,398,750	21,657
NY Harbor ULSD Futures Contracts	21	Nov 2023	2,789,766	10,396
Cotton #2 Futures Contracts	15	Dec 2023	653,925	983
Cattle Feeder Futures Contracts	10	Jan 2024	1,290,125	961
CME Nonfat Dry Milk Futures Contracts	1	Oct 2023	50,622	(421)
NY Harbor ULSD Futures Contracts	3	Oct 2023	416,165	(642)
LME Lead Futures Contracts	1	Nov 2023	54,200	(1,522)
Sugar #11 Futures Contracts	118	Jun 2024	3,215,453	(2,465)
Soybean Oil Futures Contracts	3	Dec 2023	100,530	(4,340)
Sugar #11 Futures Contracts	16	Feb 2024	475,059	(5,426)
Live Cattle Futures Contracts	4	Dec 2023	300,720	(5,733)
UK Natural Gas Futures Contracts	5	Nov 2023	223,809	(7,173)
Low Sulphur Gas Oil Futures Contracts	32	Jan 2024	2,865,600	(12,431)
Silver Futures Contracts	22	Dec 2023	2,462,350	(13,104)
ECX Emission Futures Contracts	5	Dec 2023	431,797	(15,408)
Soybean Meal Futures Contracts	16	Dec 2023	610,880	(21,015)
Soybean Futures Contracts	4	Nov 2023	255,000	(25,338)
Cocoa Futures Contracts	44	Dec 2023	1,505,680	(25,552)
Natural Gas Futures Contracts	19	Oct 2023	558,410	(29,393)
WTI Crude Futures Contracts	22	Dec 2023	1,915,760	(29,536)
Coffee 'C' Futures Contracts	34	Dec 2023	1,851,300	(48,549)
Gasoline RBOB Futures Contracts	5	Oct 2023	504,399	(51,004)
Gasoline RBOB Futures Contracts	28	Nov 2023	2,765,364	(104,043)
Lean Hogs Futures Contracts	234	Dec 2023	6,718,140	(169,469)
			$46,643,620	$(215,271)

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	58	Dec 2023	$7,874,189	$171,988
U.S. Treasury Long Bond Futures Contracts	87	Dec 2023	9,907,125	156,126
U.S. Treasury Ultra Long Bond Futures Contracts	56	Dec 2023	6,660,500	127,117
U.S. Treasury 2 Year Note Futures Contracts	266	Dec 2023	53,916,953	107,656
Euro - Schatz Futures Contracts	456	Dec 2023	50,619,520	66,811
Euro - Bobl Futures Contracts	61	Dec 2023	7,459,712	65,947
Australian Government 10 Year Bond Futures Contracts	32	Dec 2023	2,306,288	64,364
Long Gilt Futures Contracts††	44	Dec 2023	5,032,697	49,240
U.S. Treasury 5 Year Note Futures Contracts	86	Dec 2023	9,057,547	19,778
U.S. Treasury 10 Year Note Futures Contracts	10	Dec 2023	1,080,156	19,434
Canadian Government 10 Year Bond Futures Contracts	16	Dec 2023	1,356,979	15,939
Australian Government 3 Year Bond Futures Contracts	24	Dec 2023	1,626,334	9,875
Euro - 30 year Bond Futures Contracts	2	Dec 2023	257,460	1,340
			$157,155,460	$875,615

Commodity Futures Contracts Sold Short†
Red Spring Wheat Futures Contracts	57	Dec 2023	$2,018,513	$205,651
LME Nickel Futures Contracts	18	Nov 2023	2,006,640	161,209

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Wheat Futures Contracts	31	Dec 2023	$837,775	$118,887
Gasoline RBOB Futures Contracts	12	Oct 2023	1,210,558	96,855
Gold 100 oz. Futures Contracts	18	Dec 2023	3,355,740	65,464
Corn Futures Contracts	321	Dec 2023	7,639,800	45,006
Coffee 'C' Futures Contracts	9	Dec 2023	490,050	32,000
WTI Crude Futures Contracts	8	Oct 2023	726,960	22,460
Phelix DE Base Q Futures Contracts	1	Dec 2023	280,487	15,260
Canadian Canola (WCE) Futures Contracts	93	Nov 2023	968,465	15,067
Sugar #11 Futures Contracts	47	Feb 2024	1,395,486	13,302
Hard Red Winter Wheat Futures Contracts	11	Dec 2023	364,100	13,128
Silver Futures Contracts	3	Dec 2023	335,775	11,856
NY Harbor ULSD Futures Contracts	13	Oct 2023	1,803,383	10,344
Natural Gas Futures Contracts	50	Oct 2023	1,469,500	8,781
Platinum Futures Contracts	14	Jan 2024	639,940	6,520
Soybean Futures Contracts	10	Nov 2023	637,500	4,842
Natural Gas Futures Contracts	54	Nov 2023	1,791,180	4,717
Euro - Mill Wheat Futures Contracts	15	Dec 2023	186,766	4,667
Soybean Oil Futures Contracts	44	Dec 2023	1,474,440	4,183
Copper Futures Contracts	5	Dec 2023	466,250	3,175
Live Cattle Futures Contracts	3	Dec 2023	225,540	961
LME Tin Futures Contracts	7	Nov 2023	833,438	(31)
Euro - Rapeseed Futures Contracts	19	Oct 2023	444,512	(1,836)
LME Zinc Futures Contracts	1	Nov 2023	66,231	(4,672)
Low Sulphur Gas Oil Futures Contracts	12	Nov 2023	1,151,700	(6,795)
LME Primary Aluminum Futures Contracts	2	Nov 2023	117,325	(7,576)
Palladium Futures Contracts	7	Dec 2023	877,800	(16,729)
			$33,815,854	$826,696

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	193	Dec 2023	$16,345,894	$282,543
Swiss Franc Futures Contracts	90	Dec 2023	12,391,875	223,358
Euro FX Futures Contracts	49	Dec 2023	6,497,093	48,893
Australian Dollar Futures Contracts	175	Dec 2023	11,279,625	17,776
British Pound Futures Contracts	86	Dec 2023	6,559,650	17,557
Canadian Dollar Futures Contracts	47	Dec 2023	3,464,135	8,459
			$56,538,272	$598,586

Equity Futures Contracts Sold Short†
FTSE/JSE TOP 40 Index Futures Contracts††	42	Dec 2023	$1,488,489	$35,566
S&P MidCap 400 Index Mini Futures Contracts	20	Dec 2023	5,040,000	13,860
Russell 2000 Index Mini Futures Contracts	23	Dec 2023	2,067,815	12,478
S&P/TSX 60 IX Index Futures Contracts	16	Dec 2023	2,773,582	10,762
FTSE 100 Index Futures Contracts	3	Dec 2023	279,397	2,740
MSCI EAFE Index Futures Contracts	6	Dec 2023	612,540	1,360
CAC 40 10 Euro Index Futures Contracts	6	Oct 2023	452,585	414
CBOE Volatility Index Futures Contracts	97	Feb 2024	1,872,100	(15,845)
CBOE Volatility Index Futures Contracts	134	Jan 2024	2,559,400	(61,459)
			$17,145,908	$(124)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,273,077	$—	$—	$12,273,077
U.S. Treasury Bills	—	12,254,616	—	12,254,616
Repurchase Agreements	—	62,229,083	—	62,229,083
Commodity Futures Contracts**	1,221,628	—	—	1,221,628
Interest Rate Futures Contracts**	830,108	57,246	—	887,354
Currency Futures Contracts**	630,029	—	—	630,029
Equity Futures Contracts**	125,007	42,002	—	167,009
Total Assets	$15,079,849	$74,582,947	$—	$89,662,796

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$610,203	$—	$—	$610,203
Equity Futures Contracts**	340,875	572	—	341,447
Currency Futures Contracts**	146,819	—	—	146,819
Interest Rate Futures Contracts**	2,349	—	—	2,349
Total Liabilities	$1,100,246	$572	$—	$1,100,818

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,011,215	$–	$–	$–	$38,377	$4,049,592	166,856	$161,586
Guggenheim Strategy Fund III	5,658,797	–	–	–	54,095	5,712,892	235,195	227,416
Guggenheim Ultra Short Duration Fund — Institutional Class	2,482,268	–	–	–	28,325	2,510,593	257,497	96,518
	$12,152,280	$–	$–	$–	$120,797	$12,273,077		$485,520

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
COMMON STOCKS† - 25.2%
Consumer, Non-cyclical - 6.5%
Horizon Therapeutics plc*,1	14,874	$1,720,773
Abcam plc ADR*	45,304	1,025,230
Amedisys, Inc.*,1	10,905	1,018,527
Seagen, Inc.*,1	4,755	1,008,773
Intercept Pharmaceuticals, Inc.*	41,449	768,464
Total Consumer, Non-cyclical		5,541,767
Technology - 5.8%
VMware, Inc. — Class A*,1	12,600	2,097,653
New Relic, Inc.*,1	11,976	1,025,385
Arco Platform Ltd. — Class A*	51,923	715,499
Activision Blizzard, Inc.[1]	6,659	623,482
Splunk, Inc.*	3,526	515,677
Total Technology		4,977,696
Consumer, Cyclical - 5.8%
Sovos Brands, Inc.*	57,776	1,302,849
Capri Holdings Ltd.*,1	24,474	1,287,577
Veritiv Corp.	6,071	1,025,392
NEOGAMES S.A.*	19,035	513,945
iRobot Corp.*,1	12,316	466,776
Spirit Airlines, Inc.[1]	21,083	347,870
Total Consumer, Cyclical		4,944,409
Financial - 3.2%
Avantax, Inc.*	21,542	551,044
Greenhill & Company, Inc.	32,619	482,761
Lakeland Bancorp, Inc.	36,286	457,929
Sculptor Capital Management, Inc.	21,718	251,929
Cambridge Bancorp	3,642	226,860
RPT Realty REIT	20,895	220,651
Great Ajax Corp. REIT	33,337	214,690
Argo Group International Holdings Ltd.	5,511	164,448
Hersha Hospitality Trust — Class A REIT	15,639	154,201
Global Net Lease, Inc. REIT	14	135
Total Financial		2,724,648
Industrial - 2.7%
National Instruments Corp.[1]	14,539	866,815
CIRCOR International, Inc.*	14,025	781,894
Chase Corp.	5,116	650,909
Total Industrial		2,299,618
Energy - 1.2%
Denbury, Inc.*	10,342	1,013,631
Total Common Stocks
(Cost $20,636,247)		21,501,769
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Alexion Pharmaceuticals, Inc.*
Novartis AG*	34,843	–
Johnson & Johnson*	9,562	–
	3,841	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $3,729)		–

MUTUAL FUNDS† - 17.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	674,462	6,576,008
Guggenheim Strategy Fund II2	269,618	6,543,631
Guggenheim Strategy Fund III[2]	79,031	1,919,669
Total Mutual Funds
(Cost $15,386,814)		15,039,308

CLOSED-END FUNDS† - 6.3%
Tekla Life Sciences Investors	11,715	146,086
Tekla Healthcare Investors	9,297	144,568
Nuveen California Quality Municipal Income Fund	14,808	142,897
General American Investors Company, Inc.	3,467	142,632
Nuveen AMT-Free Municipal Credit Income Fund	13,816	142,443
BlackRock MuniHoldings California Quality Fund, Inc.[3]	14,833	141,803
Nuveen New Jersey Quality Municipal Income Fund	13,173	139,370
SRH Total Return Fund, Inc.	10,720	139,146
Gabelli Dividend & Income Trust	6,941	134,933
Pioneer Municipal High Income Fund Trust	17,861	129,135
Clough Global Equity Fund	16,960	92,941
Western Asset Inflation-Linked Opportunities & Income Fund	11,218	92,324
DWS Municipal Income Trust	11,572	89,104
Nuveen Real Asset Income and Growth Fund	8,257	87,689
Adams Diversified Equity Fund, Inc.	5,167	85,979
Nuveen AMT-Free Quality Municipal Income Fund	8,746	84,661
BlackRock New York Municipal Income Trust	9,146	83,229
Western Asset Managed Municipals Fund, Inc.	8,935	79,790
BNY Mellon Strategic Municipal Bond Fund, Inc.	14,719	73,153
Invesco Pennsylvania Value Municipal Income Trust	8,020	71,779
Nuveen Pennsylvania Quality Municipal Income Fund	6,968	70,865
Mexico Fund, Inc.	4,232	69,701
BlackRock MuniYield New York Quality Fund, Inc.	7,740	68,576
Western Asset Emerging Markets Debt Fund, Inc.	7,537	62,557
BNY Mellon Municipal Income, Inc.	10,605	60,130
BlackRock MuniYield Michigan Quality Fund, Inc.	5,761	57,207
Gabelli Healthcare & WellnessRx Trust	6,556	56,250

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.3% (continued)
BlackRock MuniHoldings New York Quality Fund, Inc.	5,607	51,192
abrdn National Municipal Income Fund	5,926	51,023
Neuberger Berman Municipal Fund, Inc.[3]	4,880	44,945
GAMCO Natural Resources Gold & Income Trust	8,627	42,618
Voya Infrastructure Industrials and Materials Fund	3,946	37,211
Invesco Trust for Investment Grade New York Municipals	4,006	36,495
Swiss Helvetia Fund, Inc.	4,650	35,526
Neuberger Berman California Municipal Fund, Inc.	3,227	31,592
Morgan Stanley Emerging Markets Debt Fund, Inc.[3]	4,456	28,919
LMP Capital and Income Fund, Inc.	2,268	28,350
Nuveen Massachusetts Quality Municipal Income Fund	2,980	28,250
Nuveen Arizona Quality Municipal Income Fund	2,573	24,778
Neuberger Berman New York Municipal Fund, Inc.	2,828	24,773
Voya Global Advantage and Premium Opportunity Fund	2,268	18,824
Nuveen Credit Strategies Income Fund	3,580	18,115
Nuveen Municipal Value Fund, Inc.	2,186	18,056
BlackRock Enhanced Equity Dividend Trust	2,365	17,998
Blackstone Strategic Credit Fund	1,637	17,991
Nuveen S&P 500 Buy-Write Income Fund	1,421	17,990
Nuveen Dow 30sm Dynamic Overwrite Fund	1,309	17,933
BlackRock Resources & Commodities Strategy Trust	1,937	17,840
Allspring Income Opportunities	2,924	17,836
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	1,373	17,808
BlackRock Municipal 2030 Target Term Trust	913	17,721
BlackRock Taxable Municipal Bond Trust	1,164	17,646
Nuveen New York AMT-Free Quality Municipal Income Fund	1,867	17,643
Virtus Convertible & Income Fund	5,667	17,624
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,390	17,614
Eaton Vance Tax-Advantaged Dividend Income Fund	830	17,579
Virtus Convertible & Income Fund II	6,362	17,559
Nuveen Quality Municipal Income Fund	1,731	17,552
Aberdeen Total Dynamic Dividend Fund	2,316	17,509
John Hancock Premium Dividend Fund	1,814	17,451
Nuveen Municipal High Income Opportunity Fund	1,879	17,437
PGIM Global High Yield Fund, Inc.	1,615	17,410
BlackRock Municipal Income Fund, Inc.	1,712	17,377
Nuveen Municipal Credit Income Fund	1,664	17,356
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,128	17,349
New Germany Fund, Inc.	2,122	17,337
Eaton Vance Municipal Bond Fund	1,934	17,329
BlackRock MuniYield Quality Fund, Inc.	1,692	17,309
BlackRock MuniYield Quality Fund III, Inc.	1,803	17,219
BlackRock MuniHoldings Fund, Inc.	1,667	17,187
Tekla Healthcare Opportunities Fund	1,011	17,167
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,984	17,102
John Hancock Tax-Advantaged Dividend Income Fund	958	17,014
Invesco Municipal Opportunity Trust	2,064	16,987
BlackRock Municipal Income Trust	1,906	16,906
BNY Mellon Strategic Municipals, Inc.	3,157	16,827
Cohen & Steers Quality Income Realty Fund, Inc.	1,660	16,799
Ellsworth Growth and Income Fund Ltd.[3]	2,074	16,696
Western Asset Intermediate Muni Fund, Inc.	2,322	16,626
PGIM High Yield Bond Fund, Inc.	1,395	16,433
BlackRock Enhanced Global Dividend Trust	1,742	16,427
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,115	16,243
BlackRock Enhanced International Dividend Trust	3,202	15,978
Invesco Trust for Investment Grade Municipals	1,860	15,810
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,547	15,656
Eaton Vance Floating-Rate Income Trust	1,264	15,560
Invesco Quality Municipal Income Trust	1,830	15,354
BlackRock MuniYield Fund, Inc.	1,656	15,202

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.3% (continued)
Western Asset High Income Opportunity Fund, Inc.	4,167	$15,168
BlackRock Municipal Income Trust II	1,656	15,136
Nuveen S&P 500 Dynamic Overwrite Fund	1,017	15,072
Nuveen California AMT-Free Quality Municipal Income Fund	1,463	15,010
Invesco Municipal Trust	1,789	14,920
Invesco Value Municipal Income Trust	1,430	14,872
Gabelli Global Small and Mid Capital Value Trust	1,425	14,763
BlackRock MuniHoldings Quality Fund II, Inc.	1,661	14,584
Apollo Senior Floating Rate Fund, Inc.	1,080	14,515
BlackRock California Municipal Income Trust	1,404	14,447
Invesco California Value Municipal Income Trust	1,705	14,373
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	673	14,369
Western Asset High Yield Defined Opportunity Fund, Inc.	1,249	14,351
Herzfeld Caribbean Basin Fund, Inc.	4,280	14,294
Eaton Vance Senior Floating-Rate Trust	1,164	14,096
Eaton Vance Tax-Managed Buy-Write Income Fund	1,114	14,047
Invesco Advantage Municipal Income Trust II	1,859	13,775
John Hancock Hedged Equity & Income Fund	1,428	13,666
Putnam Municipal Opportunities Trust	1,476	13,579
Eaton Vance Municipal Income 2028 Term Trust	795	13,483
Blackstone Long-Short Credit Income Fund	1,155	13,456
RiverNorth Opportunities Fund, Inc.	1,274	13,390
BlackRock Municipal Income Quality Trust	1,336	13,173
Putnam Managed Municipal Income Trust	2,404	13,150
PIMCO Municipal Income Fund III	2,013	13,024
Nuveen Real Estate Income Fund	1,928	12,918
BlackRock MuniVest Fund, Inc.	2,119	12,841
Nuveen New York Quality Municipal Income Fund	1,304	12,610
Flaherty & Crumrine Total Return Fund, Inc.	916	12,540
MFS Intermediate Income Trust	4,672	12,521
MFS Multimarket Income Trust	2,860	12,184
MFS Charter Income Trust	2,053	12,010
Pioneer Diversified High Income Fund, Inc.	1,159	11,845
BlackRock MuniYield Quality Fund II, Inc.	1,314	11,813
Western Asset Inflation-Linked Income Fund	1,502	11,746
Federated Hermes Premier Municipal Income Fund	1,209	11,582
PIMCO California Municipal Income Fund	1,380	11,509
PIMCO California Municipal Income Fund II	2,282	11,456
Neuberger Berman Real Estate Securities Income Fund, Inc.	4,087	11,403
Nuveen New York Municipal Value Fund	1,414	11,326
John Hancock Investors Trust	908	11,032
Miller/Howard High Dividend Fund	1,111	11,021
Nuveen Virginia Quality Municipal Income Fund	1,156	10,982
Allspring Global Dividend Opportunity Fund	2,704	10,897
Western Asset Municipal High Income Fund, Inc.	1,778	10,828
Principal Real Estate Income Fund	1,181	10,664
Nuveen Select Maturities Municipal Fund	1,257	10,647
Franklin Universal Trust	1,674	10,630
European Equity Fund, Inc.	1,327	10,550
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	1,411	10,498
abrdn Australia Equity Fund, Inc.	2,648	10,460
Western Asset Investment Grade Income Fund, Inc.	928	10,440
Tortoise Power and Energy Infrastructure Fund, Inc.	769	10,274
Nuveen Municipal Income Fund, Inc.	1,188	10,217
BlackRock MuniYield Pennsylvania Quality Fund	981	10,173
Western Asset Municipal Partners Fund, Inc.	957	10,125
Sprott Focus Trust, Inc.	1,347	10,116
John Hancock Income Securities Trust	977	10,024
MFS Investment Grade Municipal Trust	1,408	9,955
Invesco High Income Trust II3	1,000	9,940
Nuveen Minnesota Quality Municipal Income Fund	1,013	9,877
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,234	9,830
Nuveen Floating Rate Income Fund/Closed-end Fund	1,194	9,803
BlackRock Floating Rate Income Strategies Fund, Inc.	771	9,730

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.3% (continued)
BlackRock Debt Strategies Fund, Inc.	946	$9,716
First Trust Specialty Finance and Financial Opportunities Fund	2,876	9,692
Credit Suisse High Yield Bond Fund	5,139	9,661
PIMCO New York Municipal Income Fund II	1,492	9,579
abrdn Japan Equity Fund, Inc.	1,787	9,560
Allspring Utilities and High Income Fund	1,087	9,500
Source Capital, Inc.	246	9,493
Voya Asia Pacific High Dividend Equity Income Fund	1,638	9,484
BlackRock Health Sciences Trust	242	9,474
First Trust Senior Floating Rate Income Fund II	947	9,470
DTF Tax-Free Income 2028 Term Fund, Inc.	887	9,464
Invesco Bond Fund	654	9,463
Insight Select Income Fund	628	9,439
Voya Emerging Markets High Dividend Equity Fund	1,898	9,357
Templeton Emerging Markets Fund/United States	825	9,331
First Trust High Income Long/Short Fund	867	9,294
Tri-Continental Corp.	349	9,280
BNY Mellon High Yield Strategies Fund	4,333	9,273
Gabelli Global Utility & Income Trust	685	9,254
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,209	9,237
Royce Global Value Trust, Inc.	1,055	9,190
Nuveen California Select Tax-Free Income Portfolio	752	9,152
MFS Intermediate High Income Fund	5,821	9,139
Eaton Vance California Municipal Income Trust	992	9,087
abrdn Global Dynamic Dividend Fund, Inc.	1,048	9,076
Eaton Vance California Municipal Bond Fund	1,117	9,070
PIMCO New York Municipal Income Fund III	1,707	9,064
MFS High Yield Municipal Trust	2,893	9,055
Flaherty & Crumrine Preferred & Income Fund, Inc.	990	9,039
Eaton Vance Municipal Income Trust	1,011	9,008
Bancroft Fund Ltd.	571	9,005
abrdn Emerging Markets Equity Income Fund, Inc.	1,880	8,968
Royce Value Trust, Inc.	695	8,945
Lazard Global Total Return and Income Fund, Inc.	646	8,941
DWS Strategic Municipal Income Trust	1,186	8,931
Royce Micro-Capital Trust, Inc.	1,076	8,909
MFS Municipal Income Trust	1,952	8,882
MFS High Income Municipal Trust	2,842	8,867
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,263	8,765
Nuveen NASDAQ 100 Dynamic Overwrite Fund	390	8,763
AllianceBernstein National Municipal Income Fund, Inc.	928	8,667
Nuveen Preferred & Income Securities Fund	1,397	8,619
Nuveen Preferred & Income Opportunities Fund	1,358	8,596
Eaton Vance New York Municipal Bond Fund	1,032	8,555
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	500	8,535
BlackRock Credit Allocation Income Trust	878	8,499
CBRE Global Real Estate Income Fund	1,865	8,392
Virtus Total Return Fund, Inc.	1,719	8,251
Cohen & Steers Infrastructure Fund, Inc.	416	8,145
PIMCO New York Municipal Income Fund	1,113	8,025
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	1,133	7,795
Ares Dynamic Credit Allocation Fund, Inc.	596	7,688
Templeton Global Income Fund	1,950	7,527
Nuveen New York Select Tax-Free Income Portfolio	647	7,466
Apollo Tactical Income Fund, Inc.	528	7,059
Templeton Emerging Markets Income Fund	1,508	6,952
Nuveen Multi-Asset Income Fund	612	6,805
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	399	6,691
Nuveen Multi-Market Income Fund	1,184	6,642
Saba Capital Income & Opportunities Fund	826	6,344
Clough Global Opportunities Fund	1,336	5,918
BlackRock Energy and Resources Trust	427	5,598
First Trust Mortgage Income Fund	486	5,426
Nuveen Preferred & Income Term Fund	309	5,306
Franklin Limited Duration Income Trust	820	4,994

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.3% (continued)
Barings Global Short Duration High Yield Fund	376	$4,775
Nuveen Missouri Quality Municipal Income Fund	516	4,752
BlackRock Long-Term Municipal Advantage Trust	507	4,548
Pioneer High Income Fund, Inc.	649	4,355
Nuveen California Municipal Value Fund, Inc.	520	4,269
Western Asset Mortgage Opportunity Fund, Inc.	365	3,909
Highland Global Allocation Fund	448	3,584
Putnam Premier Income Trust	1,051	3,521
BlackRock Income Trust, Inc.	307	3,494
Nuveen Global High Income Fund	279	3,192
Cohen & Steers Select Preferred and Income Fund, Inc.	152	2,750
Pioneer Floating Rate Fund, Inc.	302	2,721
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	353	2,651
Clough Global Dividend and Income Fund	409	2,033
New America High Income Fund, Inc.	313	2,028
Western Asset Global Corporate Defined Opportunity Fund, Inc.	157	1,860
Putnam Master Intermediate Income Trust	391	1,181
RiverNorth Capital and Income Fund	73	1,112
MFS Government Markets Income Trust	298	912
Special Opportunities Fund, Inc.	56	612
Nuveen Intermediate Duration Municipal Term Fund	955	–
Total Closed-End Funds
(Cost $5,597,536)		5,372,367

	Face Amount
U.S. TREASURY BILLS†† - 13.9%
U.S. Treasury Bills
4.66% due 10/05/23[4,5]	$6,570,000	6,567,114
5.17% due 11/02/23[5]	5,400,000	5,375,402
Total U.S. Treasury Bills
(Cost $11,940,841)		11,942,516

REPURCHASE AGREEMENTS††,6 - 26.6%
J.P. Morgan Securities LLC issued 09/29/23 at 5.30% due 10/02/23[1]	12,799,999	12,799,999
Barclays Capital, Inc. issued 09/29/23 at 5.29% due 10/02/23[1]	4,972,182	4,972,182
BofA Securities, Inc. issued 09/29/23 at 5.30% due 10/02/23[1]	4,923,077	4,923,077
Total Repurchase Agreements
(Cost $22,695,258)		22,695,258

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.26%[8]	141,370	141,370
Total Securities Lending Collateral
(Cost $141,370)		141,370
Total Investments - 89.8%
(Cost $76,401,795)		76,692,588

COMMON STOCKS SOLD SHORT† - (4.0)%
Energy - (1.2)%
Exxon Mobil Corp.	8,687	(1,021,417)
Financial - (1.3)%
Ellington Financial, Inc.	17,695	(220,657)
Eastern Bankshares, Inc.	17,725	(222,271)
Kimco Realty Corp.	12,639	(222,320)
Provident Financial Services, Inc.	30,186	(461,544)
Total Financial		(1,126,792)
Technology - (1.5)%
Broadcom, Inc.	1,588	(1,318,961)
Total Common Stocks Sold Short
(Proceeds $2,899,763)		(3,467,170)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.0)%
SPDR Gold Shares — Class D	8	(1,372)
Financial Select Sector SPDR Fund	100	(3,317)
Energy Select Sector SPDR Fund	39	(3,525)
iShares Mortgage Real Estate ETF	200	(4,468)
iShares Agency Bond ETF	52	(5,502)
iShares 7-10 Year Treasury Bond ETF	73	(6,686)
iShares MSCI All Country Asia ex Japan ETF	116	(7,366)
VanEck Gold Miners ETF	425	(11,437)
iShares MSCI Emerging Markets ETF	476	(18,064)
Materials Select Sector SPDR Fund	233	(18,302)
Utilities Select Sector SPDR Fund	384	(22,629)
iShares Latin America 40 ETF	1,084	(27,707)
iShares Preferred & Income Securities ETF	1,212	(36,542)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.0)% (continued)
iShares U.S. Real Estate ETF	477	$(37,273)
SPDR Bloomberg Convertible Securities ETF	623	(42,239)
iShares iBoxx $ Investment Grade Corporate Bond ETF	423	(43,155)
Schwab U.S. Aggregate Bond ETF	1,061	(46,928)
iShares Russell 1000 Growth ETF	215	(57,188)
iShares MBS ETF	804	(71,395)
SPDR S&P Biotech ETF	1,394	(101,790)
iShares Floating Rate Bond ETF	2,062	(104,935)
iShares Core High Dividend ETF	1,212	(119,855)
iShares Russell 2000 Index ETF	684	(120,890)
iShares JP Morgan USD Emerging Markets Bond ETF	1,691	(139,541)
iShares TIPS Bond ETF	1,536	(159,314)
Health Care Select Sector SPDR Fund	1,528	(196,715)
Invesco Senior Loan ETF	9,555	(200,559)
SPDR S&P 500 ETF Trust	729	(311,633)
iShares MSCI EAFE ETF	4,631	(319,169)
VanEck High Yield Muni ETF	6,631	(325,383)
iShares Russell 1000 Value ETF	2,179	(330,816)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	14,634	(348,582)
iShares National Muni Bond ETF	3,697	(379,090)
SPDR Nuveen Bloomberg Municipal Bond ETF	16,253	(710,256)
iShares iBoxx High Yield Corporate Bond ETF	10,470	(771,848)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,659,684)		(5,105,471)
Total Securities Sold Short - (10.0)%
(Proceeds $8,559,447)		$(8,572,641)
Other Assets & Liabilities, net - 20.2%		17,318,026
Total Net Assets - 100.0%		$85,437,973

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - BTP Italian Government Bond Futures Contracts††	31	Dec 2023	$3,591,699	$22,866
U.S. Treasury 10 Year Note Futures Contracts	58	Dec 2023	6,264,906	19,070
Australian Government 10 Year Bond Futures Contracts	75	Dec 2023	5,405,362	(19,184)
			$15,261,967	$22,752

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	224	Oct 2023	$3,976,000	$175,293
IBEX 35 Index Futures Contracts††	16	Oct 2023	1,593,840	7,602
Tokyo Stock Price Index Futures Contracts	16	Dec 2023	2,484,492	5,249
Dow Jones Industrial Average Index Mini Futures Contracts	38	Dec 2023	6,409,080	1,549
Euro STOXX 50 Index Futures Contracts	3	Dec 2023	132,854	1,020
OMX Stockholm 30 Index Futures Contracts††	9	Oct 2023	176,755	(1,478)
CAC 40 10 Euro Index Futures Contracts	2	Oct 2023	150,862	(1,829)
FTSE MIB Index Futures Contracts	8	Dec 2023	1,192,133	(2,094)
FTSE 100 Index Futures Contracts	7	Dec 2023	651,926	(3,237)
Nikkei 225 (OSE) Index Futures Contracts	9	Dec 2023	1,916,367	(19,370)
SPI 200 Index Futures Contracts	16	Dec 2023	1,812,781	(31,874)
Russell 2000 Index Mini Futures Contracts	33	Dec 2023	2,966,865	(43,232)
NASDAQ-100 Index Mini Futures Contracts	15	Dec 2023	4,460,175	(111,730)
S&P 500 Index Mini Futures Contracts	27	Dec 2023	5,840,438	(155,079)
			$33,764,568	$(179,210)

Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	45	Dec 2023	$2,696,625	$28,206
Canadian Dollar Futures Contracts	20	Dec 2023	1,474,100	(10,603)
British Pound Futures Contracts	88	Dec 2023	6,712,200	(159,150)
Japanese Yen Futures Contracts	93	Dec 2023	7,876,519	(170,314)
			$18,759,444	$(311,861)
Commodity Futures Contracts Purchased†
NY Harbor ULSD Futures Contracts	39	Nov 2023	$5,180,994	$23,979
Sugar #11 Futures Contracts	222	Jun 2024	6,049,411	22,518
Soybean Oil Futures Contracts	26	Dec 2023	871,260	15,053
Brent Crude Futures Contracts	21	Oct 2023	1,937,250	11,518
Cotton #2 Futures Contracts	13	Dec 2023	566,735	(5,290)
LME Lead Futures Contracts	5	Nov 2023	271,000	(6,510)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Cocoa Futures Contracts	25	Dec 2023	$855,500	$(6,834)
Low Sulphur Gas Oil Futures Contracts	60	Jan 2024	5,373,000	(7,599)
Lean Hogs Futures Contracts	9	Dec 2023	258,390	(10,032)
Natural Gas Futures Contracts	44	Oct 2023	1,293,160	(11,052)
Live Cattle Futures Contracts	21	Dec 2023	1,578,780	(30,096)
Soybean Meal Futures Contracts	32	Dec 2023	1,221,760	(88,141)
WTI Crude Futures Contracts	40	Dec 2023	3,483,200	(88,902)
Soybean Futures Contracts	27	Nov 2023	1,721,250	(169,738)
Gasoline RBOB Futures Contracts	52	Nov 2023	5,135,676	(292,192)
			$35,797,366	$(643,318)

Commodity Futures Contracts Sold Short†
Gasoline RBOB Futures Contracts	30	Oct 2023	$3,026,394	$215,252
Coffee 'C' Futures Contracts	35	Dec 2023	1,905,750	177,995
Wheat Futures Contracts	39	Dec 2023	1,053,975	154,698
Hard Red Winter Wheat Futures Contracts	41	Dec 2023	1,357,100	66,496
LME Nickel Futures Contracts	5	Nov 2023	557,400	50,040
WTI Crude Futures Contracts	15	Oct 2023	1,363,050	42,112
Sugar #11 Futures Contracts	101	Feb 2024	2,998,811	38,417
NY Harbor ULSD Futures Contracts	24	Oct 2023	3,329,323	29,473
Corn Futures Contracts	64	Dec 2023	1,523,200	19,386
Natural Gas Futures Contracts	101	Nov 2023	3,350,170	6,412
Gold 100 oz. Futures Contracts	5	Dec 2023	932,150	884
Copper Futures Contracts	5	Dec 2023	466,250	(4,328)
LME Zinc Futures Contracts	3	Nov 2023	198,694	(14,016)
Low Sulphur Gas Oil Futures Contracts	30	Nov 2023	2,879,250	(16,550)
LME Primary Aluminum Futures Contracts	11	Nov 2023	645,288	(44,599)
			$25,586,805	$721,672

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	185	Dec 2023	$25,472,188	$642,749
Euro FX Futures Contracts	11	Dec 2023	1,458,531	11,587
Australian Dollar Futures Contracts	71	Dec 2023	4,576,305	9,843
			$31,507,024	$664,179

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	67	Dec 2023	$7,663,425	$85,600
Euro - Bund Futures Contracts	28	Dec 2023	3,801,332	7,514
Euro - OATS Futures Contracts	19	Dec 2023	2,468,975	6,182
Euro - 30 year Bond Futures Contracts	6	Dec 2023	772,380	4,021
Canadian Government 10 Year Bond Futures Contracts	4	Dec 2023	339,245	(93)
U.S. Treasury Long Bond Futures Contracts	9	Dec 2023	1,024,875	(1,046)
U.S. Treasury Ultra Long Bond Futures Contracts	7	Dec 2023	832,563	(1,944)
			$16,902,795	$100,234

Equity Futures Contracts Sold Short†
S&P/TSX 60 IX Index Futures Contracts	10	Dec 2023	$1,733,488	$(6,764)
CBOE Volatility Index Futures Contracts	205	Feb 2024	3,956,500	(27,937)
CBOE Volatility Index Futures Contracts	285	Jan 2024	5,443,500	(124,435)
			$11,133,488	$(159,136)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$15,367,286	$50,106

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	15,367,318	(464,667)

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	13,204,440	(645,927)

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	13,204,433	(851,392)
						$57,143,477	$(1,911,880)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$13,556,862	$2,569,089
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	13,556,854	915,266
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	11,178,611	675,805
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	08/31/28	11,271,610	649,569
						$49,563,937	$4,809,729

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Cisco Systems, Inc.	1,540	0.54%	$11,361
Booking Holdings, Inc.	29	0.58%	5,575
A10 Networks, Inc.	6,195	0.61%	1,368
eBay, Inc.	1,172	0.34%	300
GoDaddy, Inc. — Class A	495	0.24%	(457)
F5, Inc.	867	0.91%	(843)
AT&T, Inc.	7,477	0.73%	(2,131)
New York Times Co. — Class A	811	0.22%	(2,578)
Ziff Davis, Inc.	1,121	0.46%	(2,701)
Ooma, Inc.	2,831	0.24%	(4,884)
Juniper Networks, Inc.	3,884	0.70%	(4,896)
InterDigital, Inc.	1,126	0.59%	(5,150)
IDT Corp. — Class B	3,576	0.51%	(5,336)
Yelp, Inc. — Class A	3,179	0.86%	(7,844)
VeriSign, Inc.	717	0.94%	(14,153)
Verizon Communications, Inc.	4,790	1.01%	(16,482)
Gogo, Inc.	3,544	0.28%	(17,132)
Total Communications			(65,983)
Industrial
Boise Cascade Co.	1,464	0.98%	34,364
UFP Industries, Inc.	1,586	1.06%	23,267
Simpson Manufacturing Company, Inc.	817	0.80%	21,571
Snap-on, Inc.	575	0.95%	19,748
ITT, Inc.	1,623	1.03%	18,095
Mueller Industries, Inc.	1,711	0.84%	14,335
International Seaways, Inc.	1,129	0.33%	9,667
Argan, Inc.	1,853	0.55%	9,560
Scorpio Tankers, Inc.	965	0.34%	7,615
Encore Wire Corp.	371	0.44%	6,144
Builders FirstSource, Inc.	325	0.26%	4,552
Ardmore Shipping Corp.	4,239	0.36%	3,153
Teekay Tankers Ltd. — Class A	838	0.23%	2,062
Northrop Grumman Corp.	116	0.33%	1,720
Sanmina Corp.	835	0.29%	203
Acuity Brands, Inc.	763	0.85%	(184)
Landstar System, Inc.	255	0.29%	(313)
Expeditors International of Washington, Inc.	526	0.39%	(342)
Donaldson Company, Inc.	2,569	1.00%	(759)
CH Robinson Worldwide, Inc.	866	0.49%	(1,305)
Teekay Corp.	10,752	0.43%	(1,550)
Owens Corning	400	0.36%	(1,991)
Schneider National, Inc. — Class B	5,817	1.05%	(2,177)
Insteel Industries, Inc.	1,788	0.38%	(2,768)
Apogee Enterprises, Inc.	3,314	1.02%	(3,385)
Fortune Brands Innovations, Inc.	552	0.22%	(4,252)
Valmont Industries, Inc.	417	0.65%	(5,029)
Masco Corp.	2,167	0.75%	(5,889)
TE Connectivity Ltd.	1,001	0.80%	(6,558)
Illinois Tool Works, Inc.	527	0.79%	(6,643)
Lindsay Corp.	265	0.20%	(7,324)
Sturm Ruger & Company, Inc.	2,387	0.81%	(7,796)
Watts Water Technologies, Inc. — Class A	891	1.00%	(9,569)
Hub Group, Inc. — Class A	1,841	0.94%	(10,151)
Keysight Technologies, Inc.	411	0.35%	(11,152)
Total Industrial			86,919
Technology
NextGen Healthcare, Inc.	2,834	0.44%	20,290
NetApp, Inc.	984	0.49%	15,705
Akamai Technologies, Inc.	313	0.22%	5,059
Diodes, Inc.	414	0.21%	4,147
Veradigm, Inc.	4,407	0.38%	2,034
Synaptics, Inc.	591	0.34%	780
Autodesk, Inc.	149	0.20%	474
Dropbox, Inc. — Class A	4,218	0.75%	(1,279)
QUALCOMM, Inc.	607	0.44%	(1,916)
Hewlett Packard Enterprise Co.	7,389	0.84%	(2,161)
Immersion Corp.	5,422	0.23%	(2,226)
Zoom Video Communications, Inc. — Class A	750	0.34%	(2,708)
Intuit, Inc.	99	0.33%	(3,779)
International Business Machines Corp.	957	0.87%	(4,377)
Photronics, Inc.	2,795	0.37%	(4,392)
Kulicke & Soffa Industries, Inc.	2,360	0.75%	(6,691)
Box, Inc. — Class A	1,385	0.22%	(8,511)
Progress Software Corp.	1,831	0.63%	(8,586)
Total Technology			1,863
Consumer, Non-cyclical
H&R Block, Inc.	3,998	1.12%	45,076
Perdoceo Education Corp.	6,814	0.76%	43,551
Exelixis, Inc.	7,376	1.05%	25,080
Amgen, Inc.	656	1.15%	23,241
Dynavax Technologies Corp.	5,971	0.57%	17,068
Hackett Group, Inc.	1,933	0.30%	8,447
Innoviva, Inc.	11,427	0.97%	6,918
Humana, Inc.	351	1.11%	5,887
Molina Healthcare, Inc.	317	0.68%	4,742
United Therapeutics Corp.	732	1.08%	2,059
Alarm.com Holdings, Inc.	563	0.22%	1,581
Neurocrine Biosciences, Inc.	308	0.23%	801
Alkermes plc	1,127	0.21%	360
Philip Morris International, Inc.	581	0.35%	(508)
Procter & Gamble Co.	328	0.31%	(2,021)
John B Sanfilippo & Son, Inc.	427	0.27%	(2,094)
PayPal Holdings, Inc.	865	0.33%	(2,380)
Elevance Health, Inc.	146	0.41%	(2,466)
Altria Group, Inc.	2,496	0.68%	(3,960)
Heidrick & Struggles International, Inc.	1,955	0.32%	(4,230)
Envista Holdings Corp.	1,537	0.28%	(5,564)
Organon & Co.	2,353	0.27%	(6,539)
Voyager Therapeutics, Inc.	4,141	0.21%	(6,773)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Gilead Sciences, Inc.	2,228	1.09%	$(7,861)
Pfizer, Inc.	4,727	1.02%	(8,585)
Merck & Company, Inc.	1,550	1.04%	(14,329)
Bristol-Myers Squibb Co.	2,733	1.03%	(16,688)
Hologic, Inc.	2,213	1.00%	(17,613)
Incyte Corp.	2,460	0.92%	(30,008)
Royalty Pharma plc — Class A	5,571	0.98%	(48,409)
Total Consumer, Non-cyclical			4,783
Consumer, Cyclical
Allison Transmission Holdings, Inc.	2,369	0.91%	36,882
MSC Industrial Direct Company, Inc. — Class A	1,673	1.07%	16,002
Murphy USA, Inc.	211	0.47%	7,952
Brunswick Corp.	945	0.49%	5,563
Taylor Morrison Home Corp. — Class A	1,590	0.44%	4,972
Williams-Sonoma, Inc.	229	0.23%	3,170
Ethan Allen Interiors, Inc.	2,174	0.42%	1,289
Boyd Gaming Corp.	2,031	0.80%	1,026
Cavco Industries, Inc.	119	0.21%	(265)
BorgWarner, Inc.	1,801	0.47%	(418)
Ulta Beauty, Inc.	215	0.56%	(2,162)
DR Horton, Inc.	286	0.20%	(2,242)
Everi Holdings, Inc.	2,469	0.21%	(3,372)
Steven Madden Ltd.	2,241	0.46%	(4,269)
Meritage Homes Corp.	489	0.39%	(5,153)
PulteGroup, Inc.	1,115	0.54%	(5,364)
Lennar Corp. — Class A	1,132	0.83%	(6,581)
Monarch Casino & Resort, Inc.	1,196	0.48%	(6,756)
Malibu Boats, Inc. — Class A	1,201	0.38%	(7,379)
KB Home	2,369	0.71%	(7,420)
Tri Pointe Homes, Inc.	4,050	0.72%	(8,022)
MasterCraft Boat Holdings, Inc.	1,945	0.28%	(8,506)
M/I Homes, Inc.	1,064	0.58%	(10,599)
Home Depot, Inc.	500	0.98%	(12,376)
Polaris, Inc.	1,495	1.01%	(21,981)
Total Consumer, Cyclical			(36,009)
Utilities
ONE Gas, Inc.	783	0.35%	(3,575)
Public Service Enterprise Group, Inc.	2,779	1.03%	(6,028)
National Fuel Gas Co.	3,160	1.07%	(8,532)
Clearway Energy, Inc. — Class C	2,145	0.30%	(8,660)
Chesapeake Utilities Corp.	697	0.44%	(11,858)
Atmos Energy Corp.	1,460	1.01%	(12,494)
OGE Energy Corp.	4,925	1.07%	(22,288)
Total Utilities			(73,435)
Basic Materials
NewMarket Corp.	353	1.05%	32,824
CF Industries Holdings, Inc.	564	0.31%	9,629
Olin Corp.	3,088	1.00%	(17,539)
Total Basic Materials			24,914
Energy
Exxon Mobil Corp.	1,436	1.10%	25,607
Marathon Petroleum Corp.	444	0.44%	23,829
Valero Energy Corp.	777	0.72%	21,313
PBF Energy, Inc. — Class A	890	0.31%	14,993
Cheniere Energy, Inc.	476	0.51%	10,377
Occidental Petroleum Corp.	1,891	0.80%	921
Par Pacific Holdings, Inc.	1,964	0.46%	894
CNX Resources Corp.	4,393	0.65%	867
Range Resources Corp.	1,074	0.23%	384
Magnolia Oil & Gas Corp. — Class A	3,646	0.54%	(725)
Equities Corp.	838	0.22%	(1,627)
Chesapeake Energy Corp.	1,848	1.04%	(1,759)
SandRidge Energy, Inc.	3,163	0.32%	(1,831)
Chord Energy Corp.	996	1.05%	(1,942)
Coterra Energy, Inc. — Class A	2,503	0.44%	(2,261)
Southwestern Energy Co.	11,611	0.49%	(2,295)
Total Energy			86,745
Financial
MGIC Investment Corp.	9,458	1.03%	19,381
Preferred Bank/Los Angeles CA	1,987	0.80%	18,561
NMI Holdings, Inc. — Class A	2,008	0.35%	13,828
Essent Group Ltd.	3,294	1.01%	10,147
Mr Cooper Group, Inc.	2,070	0.72%	8,036
Western Union Co.	8,043	0.69%	7,799
SouthState Corp.	853	0.37%	2,242
M&T Bank Corp.	434	0.36%	1,940
Raymond James Financial, Inc.	1	0.00%	7
East West Bancorp, Inc.	645	0.22%	(549)
International Bancshares Corp.	1,039	0.29%	(909)
Capital One Financial Corp.	436	0.28%	(1,485)
Enova International, Inc.	906	0.30%	(1,602)
Citizens Financial Group, Inc.	1,875	0.33%	(1,692)
Enact Holdings, Inc.	2,303	0.41%	(1,803)
Globe Life, Inc.	490	0.35%	(2,655)
S&T Bancorp, Inc.	1,940	0.34%	(2,664)
Independent Bank Corp.	724	0.23%	(7,229)
FB Financial Corp.	1,427	0.26%	(9,521)
Fulton Financial Corp.	6,605	0.52%	(13,905)
Equity Commonwealth	8,602	1.02%	(17,618)
Total Financial			20,309
Total GS Long/Short Equity Long Custom Basket			$50,106

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Chefs' Warehouse, Inc.	2,622	(0.50)%	21,278
Cooper Companies, Inc.	400	(1.14)%	16,513
Utz Brands, Inc.	6,018	(0.72)%	15,953
Equifax, Inc.	541	(0.89)%	12,097
TreeHouse Foods, Inc.	3,209	(1.25)%	11,635
ICU Medical, Inc.	415	(0.44)%	8,110

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Bright Horizons Family Solutions, Inc.	732	(0.53)%	$7,712
Pilgrim's Pride Corp.	4,506	(0.92)%	5,619
ABM Industries, Inc.	953	(0.34)%	5,194
Automatic Data Processing, Inc.	434	(0.93)%	4,483
Cintas Corp.	254	(1.09)%	4,024
Tyson Foods, Inc. — Class A	1,942	(0.88)%	2,157
CBIZ, Inc.	1,034	(0.48)%	1,634
TransUnion	1,337	(0.86)%	(989)
Booz Allen Hamilton Holding Corp.	1,068	(1.04)%	(1,337)
Neogen Corp.	2,678	(0.44)%	(2,978)
RB Global, Inc.	2,547	(1.42)%	(3,938)
ICF International, Inc.	785	(0.85)%	(11,527)
Total Consumer, Non-cyclical			95,640
Financial
Sun Communities, Inc.	1,366	(1.45)%	51,660
American Tower Corp. — Class A	919	(1.35)%	44,583
Outfront Media, Inc.	7,409	(0.67)%	41,763
Kennedy-Wilson Holdings, Inc.	10,122	(1.33)%	28,002
Rexford Industrial Realty, Inc.	2,357	(1.04)%	26,259
Healthcare Realty Trust, Inc.	4,152	(0.57)%	23,568
Raymond James Financial, Inc.	1,554	(1.40)%	16,447
UMH Properties, Inc.	10,562	(1.32)%	14,739
TFS Financial Corp.	11,247	(1.19)%	13,577
Jones Lang LaSalle, Inc.	820	(1.04)%	11,855
Americold Realty Trust, Inc.	4,301	(1.17)%	10,636
Alexander & Baldwin, Inc.	5,513	(0.83)%	10,287
Equinix, Inc.	209	(1.36)%	9,167
SLM Corp.	4,154	(0.51)%	8,514
Rayonier, Inc.	1,576	(0.40)%	8,307
New York Mortgage Trust, Inc.	9,981	(0.76)%	7,397
Pathward Financial, Inc.	1,520	(0.63)%	7,177
Northern Trust Corp.	1,102	(0.68)%	6,101
NU Holdings Limited/Cayman Islands — Class A	11,451	(0.74)%	5,908
Stellar Bancorp, Inc.	2,655	(0.51)%	5,292
Starwood Property Trust, Inc.	5,331	(0.92)%	4,966
Popular, Inc.	2,113	(1.19)%	4,716
Crown Castle, Inc.	506	(0.42)%	3,451
BOK Financial Corp.	1,193	(0.85)%	2,676
Annaly Capital Management, Inc.	3,365	(0.57)%	2,434
Hanover Insurance Group, Inc.	913	(0.91)%	1,673
PotlatchDeltic Corp.	2,322	(0.94)%	1,494
Equity LifeStyle Properties, Inc.	779	(0.44)%	1,333
Assured Guaranty Ltd.	1,123	(0.61)%	1,232
AGNC Investment Corp.	9,083	(0.77)%	889
Progressive Corp.	369	(0.46)%	(356)
Ventas, Inc.	3,358	(1.27)%	(594)
Carlyle Group, Inc.	3,730	(1.01)%	(1,534)
Apollo Global Management, Inc.	716	(0.57)%	(1,798)
Allstate Corp.	1,226	(1.22)%	(4,455)
PennyMac Financial Services, Inc.	1,811	(1.08)%	(5,314)
Welltower, Inc.	1,724	(1.26)%	(8,238)
Brighthouse Financial, Inc.	3,131	(1.37)%	(8,968)
Iron Mountain, Inc.	2,575	(1.37)%	(13,082)
Digital Realty Trust, Inc.	560	(0.61)%	(13,828)
KKR & Company, Inc. — Class A	2,664	(1.47)%	(14,742)
Total Financial			303,194
Utilities
AES Corp.	9,458	(1.29)%	49,468
Avista Corp.	4,332	(1.25)%	37,394
Portland General Electric Co.	3,808	(1.38)%	22,719
PG&E Corp.	10,004	(1.43)%	11,145
Edison International	2,420	(1.37)%	10,646
Exelon Corp.	2,332	(0.79)%	4,459
Spire, Inc.	1,948	(0.99)%	3,210
FirstEnergy Corp.	3,270	(1.00)%	2,531
Duke Energy Corp.	1,868	(1.46)%	(2,895)
Total Utilities			138,677
Basic Materials
Hecla Mining Co.	20,740	(0.73)%	30,329
Piedmont Lithium, Inc.	1,690	(0.60)%	24,676
Alcoa Corp.	3,738	(0.97)%	14,387
Royal Gold, Inc.	672	(0.64)%	10,095
Avient Corp.	1,649	(0.52)%	7,251
Ecolab, Inc.	500	(0.76)%	6,095
Novagold Resources, Inc.	23,863	(0.82)%	5,885
Kaiser Aluminum Corp.	1,469	(0.99)%	2,367
Century Aluminum Co.	6,934	(0.45)%	1,496
Mercer International, Inc.	8,084	(0.62)%	(471)
Carpenter Technology Corp.	1,841	(1.11)%	(39,958)
Total Basic Materials			62,152
Energy
Baker Hughes Co.	2,167	(0.68)%	1,473
Halliburton Co.	3,229	(1.17)%	(581)
Archrock, Inc.	5,769	(0.65)%	(684)
Expro Group Holdings N.V.	2,783	(0.58)%	(1,000)
NOV, Inc.	6,198	(1.16)%	(2,002)
Noble Corporation plc	1,098	(0.50)%	(4,717)
TechnipFMC plc	5,096	(0.93)%	(5,442)
Helix Energy Solutions Group, Inc.	5,260	(0.53)%	(8,336)
Valaris Ltd.	862	(0.58)%	(10,991)
Hess Corp.	1,035	(1.41)%	(15,698)
Total Energy			(47,978)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	5,772	(1.14)%	25,894
UniFirst Corp.	650	(0.95)%	20,086
Topgolf Callaway Brands Corp.	5,644	(0.70)%	16,880
Shake Shack, Inc. — Class A	1,044	(0.54)%	10,440

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Floor & Decor Holdings, Inc. — Class A	990	(0.80)%	$5,674
Life Time Group Holdings, Inc.	3,360	(0.46)%	5,495
VF Corp.	5,733	(0.91)%	2,580
OPENLANE, Inc.	5,290	(0.71)%	1,085
Newell Brands, Inc.	5,446	(0.44)%	(661)
Tesla, Inc.	133	(0.30)%	(3,728)
Total Consumer, Cyclical			83,745
Industrial
MasTec, Inc.	721	(0.46)%	15,737
3M Co.	1,025	(0.86)%	12,604
Casella Waste Systems, Inc. — Class A	1,220	(0.83)%	8,578
GATX Corp.	797	(0.78)%	4,009
Tetra Tech, Inc.	427	(0.58)%	2,481
Republic Services, Inc. — Class A	227	(0.29)%	1,596
Stericycle, Inc.	1,498	(0.60)%	156
General Electric Co.	1	0.00%	(23)
Jacobs Solutions, Inc.	247	(0.30)%	(1,077)
Trinity Industries, Inc.	3,375	(0.74)%	(1,686)
MSA Safety, Inc.	647	(0.91)%	(11,002)
Total Industrial			31,373
Technology
Science Applications International Corp.	1,390	(1.30)%	12,736
Evolent Health, Inc. — Class A	2,259	(0.55)%	10,585
KBR, Inc.	2,231	(1.18)%	5,285
Take-Two Interactive Software, Inc.	579	(0.73)%	(149)
Paycor HCM, Inc.	5,289	(1.08)%	(258)
Ceridian HCM Holding, Inc.	1,550	(0.94)%	(11,685)
Total Technology			16,514
Communications
DoorDash, Inc. — Class A	811	(0.58)%	(7,512)
Total GS Long/Short Equity Short Custom Basket			$675,805

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
AT&T, Inc.	7,477	0.73%	$2,228
Gogo, Inc.	3,544	0.28%	2,056
A10 Networks, Inc.	6,195	0.61%	1,092
GoDaddy, Inc. — Class A	495	0.24%	887
eBay, Inc.	1,172	0.34%	(809)
Booking Holdings, Inc.	29	0.58%	(815)
F5, Inc.	867	0.91%	(2,185)
New York Times Co. — Class A	811	0.22%	(2,646)
Ziff Davis, Inc.	1,121	0.46%	(2,753)
Ooma, Inc.	2,831	0.24%	(2,940)
VeriSign, Inc.	717	0.94%	(3,771)
IDT Corp. — Class B	3,576	0.51%	(5,258)
Cisco Systems, Inc.	1,540	0.54%	(5,529)
Juniper Networks, Inc.	3,884	0.70%	(5,558)
InterDigital, Inc.	1,126	0.59%	(6,155)
Yelp, Inc. — Class A	3,179	0.86%	(7,584)
Verizon Communications, Inc.	4,790	1.01%	(11,085)
Total Communications			(50,825)
Industrial
Acuity Brands, Inc.	763	0.85%	6,881
Encore Wire Corp.	371	0.44%	6,253
Argan, Inc.	1,853	0.55%	5,938
Scorpio Tankers, Inc.	965	0.34%	3,484
Ardmore Shipping Corp.	4,239	0.36%	2,394
International Seaways, Inc.	1,129	0.33%	2,303
Sturm Ruger & Company, Inc.	2,387	0.81%	2,205
Teekay Tankers Ltd. — Class A	838	0.23%	2,124
Northrop Grumman Corp.	116	0.33%	1,729
Hub Group, Inc. — Class A	1,841	0.94%	568
Sanmina Corp.	835	0.29%	153
Keysight Technologies, Inc.	411	0.35%	(407)
Teekay Corp.	10,752	0.43%	(651)
Expeditors International of Washington, Inc.	526	0.39%	(1,094)
CH Robinson Worldwide, Inc.	866	0.49%	(1,329)
Lindsay Corp.	265	0.20%	(1,652)
Mueller Industries, Inc.	1,711	0.84%	(2,165)
Owens Corning	400	0.36%	(2,201)
Schneider National, Inc. — Class B	5,817	1.05%	(2,323)
Insteel Industries, Inc.	1,788	0.38%	(2,645)
UFP Industries, Inc.	1,586	1.06%	(2,942)
Landstar System, Inc.	255	0.29%	(3,282)
Fortune Brands Innovations, Inc.	552	0.22%	(3,787)
Valmont Industries, Inc.	417	0.65%	(4,441)
TE Connectivity Ltd.	1,001	0.80%	(6,475)
Builders FirstSource, Inc.	325	0.26%	(6,679)
Illinois Tool Works, Inc.	527	0.79%	(6,894)
ITT, Inc.	1,623	1.03%	(6,959)
Snap-on, Inc.	575	0.95%	(7,232)
Simpson Manufacturing Company, Inc.	817	0.80%	(8,129)
Boise Cascade Co.	1,464	0.98%	(8,277)
Watts Water Technologies, Inc. — Class A	891	1.00%	(9,636)
Donaldson Company, Inc.	2,569	1.00%	(10,408)
Apogee Enterprises, Inc.	3,314	1.02%	(10,886)
Masco Corp.	2,167	0.75%	(12,048)
Total Industrial			(88,510)
Technology
NextGen Healthcare, Inc.	2,834	0.44%	15,644
Synaptics, Inc.	591	0.34%	710
Akamai Technologies, Inc.	313	0.22%	454
NetApp, Inc.	984	0.49%	(807)
Veradigm, Inc.	4,407	0.38%	(1,000)
Dropbox, Inc. — Class A	4,218	0.75%	(1,198)
Diodes, Inc.	414	0.21%	(1,210)
QUALCOMM, Inc.	607	0.44%	(1,898)
Immersion Corp.	5,422	0.23%	(2,217)
Autodesk, Inc.	149	0.20%	(2,239)
Hewlett Packard Enterprise Co.	7,389	0.84%	(2,466)
Zoom Video Communications, Inc. — Class A	750	0.34%	(2,686)
Box, Inc. — Class A	1,385	0.22%	(3,144)
Intuit, Inc.	99	0.33%	(3,698)
International Business Machines Corp.	957	0.87%	(6,249)
Kulicke & Soffa Industries, Inc.	2,360	0.75%	(7,264)
Photronics, Inc.	2,795	0.37%	(8,529)
Progress Software Corp.	1,831	0.63%	(14,643)
Total Technology			(42,440)
Consumer, Non-cyclical
H&R Block, Inc.	3,998	1.12%	12,634
Amgen, Inc.	656	1.15%	9,439
Humana, Inc.	351	1.11%	6,781
Molina Healthcare, Inc.	317	0.68%	5,035
Perdoceo Education Corp.	6,814	0.76%	3,611
Innoviva, Inc.	11,427	0.97%	2,887
Dynavax Technologies Corp.	5,971	0.57%	2,448
United Therapeutics Corp.	732	1.08%	1,778
Alarm.com Holdings, Inc.	563	0.22%	1,567
Neurocrine Biosciences, Inc.	308	0.23%	703
Hackett Group, Inc.	1,933	0.30%	39
Gilead Sciences, Inc.	2,228	1.09%	(456)
Philip Morris International, Inc.	581	0.35%	(601)
Alkermes plc	1,127	0.21%	(1,330)
Procter & Gamble Co.	328	0.31%	(2,038)
Heidrick & Struggles International, Inc.	1,955	0.32%	(2,122)
Elevance Health, Inc.	146	0.41%	(2,291)
John B Sanfilippo & Son, Inc.	427	0.27%	(2,296)
PayPal Holdings, Inc.	865	0.33%	(3,650)
Exelixis, Inc.	7,376	1.05%	(3,983)
Altria Group, Inc.	2,496	0.68%	(4,049)
Envista Holdings Corp.	1,537	0.28%	(5,502)
Organon & Co.	2,353	0.27%	(6,277)
Voyager Therapeutics, Inc.	4,141	0.21%	(9,059)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Merck & Company, Inc.	1,550	1.04%	$(9,113)
Bristol-Myers Squibb Co.	2,733	1.03%	(9,483)
Pfizer, Inc.	4,727	1.02%	(9,952)
Hologic, Inc.	2,213	1.00%	(11,695)
Royalty Pharma plc — Class A	5,571	0.98%	(14,628)
Incyte Corp.	2,460	0.92%	(16,509)
Total Consumer, Non-cyclical			(68,112)
Consumer, Cyclical
Murphy USA, Inc.	211	0.47%	5,223
Williams-Sonoma, Inc.	229	0.23%	3,311
MasterCraft Boat Holdings, Inc.	1,945	0.28%	1,324
Malibu Boats, Inc. — Class A	1,201	0.38%	539
Brunswick Corp.	945	0.49%	(39)
BorgWarner, Inc.	1,801	0.47%	(275)
Cavco Industries, Inc.	119	0.21%	(1,649)
Ulta Beauty, Inc.	215	0.56%	(2,152)
DR Horton, Inc.	286	0.20%	(2,268)
Allison Transmission Holdings, Inc.	2,369	0.91%	(2,468)
Ethan Allen Interiors, Inc.	2,174	0.42%	(2,608)
Everi Holdings, Inc.	2,469	0.21%	(3,062)
Steven Madden Ltd.	2,242	0.46%	(4,307)
Meritage Homes Corp.	489	0.39%	(5,386)
PulteGroup, Inc.	1,115	0.54%	(5,579)
MSC Industrial Direct Company, Inc. — Class A	1,673	1.07%	(5,947)
Lennar Corp. — Class A	1,132	0.83%	(5,962)
Monarch Casino & Resort, Inc.	1,196	0.48%	(5,997)
Taylor Morrison Home Corp. — Class A	1,590	0.44%	(6,769)
Polaris, Inc.	1,495	1.01%	(10,288)
KB Home	2,369	0.71%	(10,525)
Tri Pointe Homes, Inc.	4,050	0.72%	(11,082)
Boyd Gaming Corp.	2,031	0.80%	(11,792)
Home Depot, Inc.	500	0.98%	(12,314)
M/I Homes, Inc.	1,064	0.58%	(13,510)
Total Consumer, Cyclical			(113,582)
Utilities
OGE Energy Corp.	4,925	1.07%	(3,005)
ONE Gas, Inc.	783	0.35%	(3,729)
National Fuel Gas Co.	3,160	1.07%	(4,933)
Public Service Enterprise Group, Inc.	2,779	1.03%	(6,263)
Clearway Energy, Inc. — Class C	2,145	0.30%	(7,743)
Chesapeake Utilities Corp.	697	0.44%	(8,459)
Atmos Energy Corp.	1,460	1.01%	(13,946)
Total Utilities			(48,078)
Basic Materials
CF Industries Holdings, Inc.	564	0.31%	4,890
Livent Corp.	1	0.00%	17
NewMarket Corp.	353	1.05%	(4,885)
Olin Corp.	3,088	1.00%	(20,702)
Total Basic Materials			(20,680)
Energy
Exxon Mobil Corp.	1,436	1.10%	9,176
Valero Energy Corp.	777	0.72%	8,514
PBF Energy, Inc. — Class A	890	0.31%	5,910
Marathon Petroleum Corp.	444	0.44%	3,805
CNX Resources Corp.	4,393	0.65%	1,317
Cheniere Energy, Inc.	476	0.51%	1,314
Par Pacific Holdings, Inc.	1,964	0.46%	800
Occidental Petroleum Corp.	1,891	0.80%	641
Range Resources Corp.	1,074	0.23%	451
Magnolia Oil & Gas Corp. — Class A	3,646	0.54%	401
Equities Corp.	838	0.22%	(1,434)
Chord Energy Corp.	996	1.05%	(1,728)
SandRidge Energy, Inc.	3,163	0.32%	(1,869)
Southwestern Energy Co.	11,611	0.49%	(1,880)
Coterra Energy, Inc. — Class A	2,503	0.44%	(2,284)
Chesapeake Energy Corp.	1,848	1.04%	(3,771)
Total Energy			19,363
Financial
Western Union Co.	8,043	0.69%	5,517
M&T Bank Corp.	434	0.36%	1,930
Enova International, Inc.	906	0.30%	489
Preferred Bank/Los Angeles CA	1,987	0.80%	278
Raymond James Financial, Inc.	1	0.00%	7
East West Bancorp, Inc.	645	0.22%	(571)
Globe Life, Inc.	490	0.35%	(1,392)
International Bancshares Corp.	1,039	0.29%	(1,527)
Capital One Financial Corp.	436	0.28%	(1,535)
Citizens Financial Group, Inc.	1,875	0.33%	(1,765)
Enact Holdings, Inc.	2,303	0.41%	(1,805)
S&T Bancorp, Inc.	1,940	0.34%	(2,363)
FB Financial Corp.	1,427	0.26%	(2,883)
NMI Holdings, Inc. — Class A	2,008	0.35%	(2,985)
Independent Bank Corp.	724	0.23%	(3,527)
SouthState Corp.	853	0.37%	(4,214)
Equity Commonwealth	8,602	1.03%	(5,690)
Mr Cooper Group, Inc.	2,070	0.72%	(5,839)
Fulton Financial Corp.	6,605	0.52%	(7,491)
MGIC Investment Corp.	9,458	1.02%	(7,785)
Essent Group Ltd.	3,294	1.01%	(8,652)
Total Financial			(51,803)
Total MS Long/Short Equity Long Custom Basket			$(464,667)

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Chefs' Warehouse, Inc.	2,622	(0.50)%	18,199
Cooper Companies, Inc.	400	(1.14)%	16,197
TransUnion	1,337	(0.85)%	12,685
Neogen Corp.	2,678	(0.44)%	12,265
Equifax, Inc.	541	(0.88)%	11,639
ICF International, Inc.	785	(0.84)%	11,186
Utz Brands, Inc.	6,018	(0.72)%	10,315

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ICU Medical, Inc.	415	(0.44)%	$8,796
Bright Horizons Family Solutions, Inc.	732	(0.53)%	8,333
TreeHouse Foods, Inc.	3,209	(1.24)%	7,081
Pilgrim's Pride Corp.	4,506	(0.91)%	5,704
ABM Industries, Inc.	953	(0.34)%	5,156
Automatic Data Processing, Inc.	434	(0.93)%	4,367
Booz Allen Hamilton Holding Corp.	1,068	(1.04)%	4,315
Cintas Corp.	254	(1.08)%	3,901
Tyson Foods, Inc. — Class A	1,942	(0.87)%	1,917
CBIZ, Inc.	1,034	(0.48)%	1,719
RB Global, Inc.	2,547	(1.41)%	703
Total Consumer, Non-cyclical			144,478
Financial
Jones Lang LaSalle, Inc.	820	(1.03)%	25,927
TFS Financial Corp.	11,247	(1.18)%	19,967
American Tower Corp. — Class A	919	(1.34)%	15,124
Americold Realty Trust, Inc.	4,301	(1.16)%	13,935
Kennedy-Wilson Holdings, Inc.	10,122	(1.32)%	12,558
Equinix, Inc.	209	(1.35)%	10,949
Iron Mountain, Inc.	2,575	(1.36)%	10,530
Rexford Industrial Realty, Inc.	2,357	(1.03)%	9,711
UMH Properties, Inc.	10,562	(1.31)%	9,706
Healthcare Realty Trust, Inc.	4,152	(0.56)%	9,342
PennyMac Financial Services, Inc.	1,811	(1.07)%	9,177
Outfront Media, Inc.	7,409	(0.66)%	8,377
Carlyle Group, Inc.	3,730	(1.00)%	8,066
New York Mortgage Trust, Inc.	9,981	(0.75)%	7,470
Northern Trust Corp.	1,102	(0.68)%	7,296
Raymond James Financial, Inc.	1,554	(1.38)%	6,451
Alexander & Baldwin, Inc.	5,513	(0.82)%	6,217
Digital Realty Trust, Inc.	560	(0.60)%	5,967
Starwood Property Trust, Inc.	5,331	(0.92)%	5,104
Sun Communities, Inc.	1,366	(1.43)%	5,084
Popular, Inc.	2,113	(1.18)%	4,943
Annaly Capital Management, Inc.	3,365	(0.56)%	4,913
Pathward Financial, Inc.	1,520	(0.62)%	4,672
AGNC Investment Corp.	9,083	(0.76)%	4,123
Crown Castle, Inc.	506	(0.41)%	3,459
KKR & Company, Inc. — Class A	2,664	(1.46)%	3,189
BOK Financial Corp.	1,193	(0.85)%	2,617
SLM Corp.	4,154	(0.50)%	2,594
Rayonier, Inc.	1,576	(0.40)%	2,269
Brighthouse Financial, Inc.	3,131	(1.36)%	2,122
Welltower, Inc.	1,724	(1.25)%	1,655
PotlatchDeltic Corp.	2,322	(0.94)%	1,508
Equity LifeStyle Properties, Inc.	779	(0.44)%	1,329
Ventas, Inc.	3,358	(1.26)%	223
Stellar Bancorp, Inc.	2,655	(0.50)%	(133)
Apollo Global Management, Inc.	716	(0.57)%	(1,861)
Assured Guaranty Ltd.	1,123	(0.60)%	(1,887)
Progressive Corp.	369	(0.46)%	(2,151)
Hanover Insurance Group, Inc.	913	(0.90)%	(3,889)
Allstate Corp.	1,226	(1.21)%	(4,285)
34450 NU Holdings Limited/Cayman Islands — Class A	11,451	(0.74)%	(4,580)
Total Financial			227,788
Utilities
AES Corp.	9,458	(1.28)%	24,567
Edison International	2,420	(1.36)%	13,146
Portland General Electric Co.	3,808	(1.37)%	12,466
Exelon Corp.	2,332	(0.78)%	4,527
Avista Corp.	4,332	(1.24)%	3,904
Spire, Inc.	1,948	(0.98)%	3,266
FirstEnergy Corp.	3,270	(0.99)%	2,632
PG&E Corp.	10,004	(1.43)%	1,771
Duke Energy Corp.	1,868	(1.46)%	(2,397)
Total Utilities			63,882
Basic Materials
Hecla Mining Co.	20,740	(0.72)%	8,617
Piedmont Lithium, Inc.	1,690	(0.60)%	8,603
Avient Corp.	1,649	(0.52)%	7,899
Ecolab, Inc.	500	(0.75)%	6,088
Novagold Resources, Inc.	23,863	(0.81)%	3,964
Alcoa Corp.	3,738	(0.96)%	3,804
Royal Gold, Inc.	672	(0.63)%	3,395
Century Aluminum Co.	6,934	(0.44)%	1,795
Livent Corp.	1	0.00%	(6)
Mercer International, Inc.	8,084	(0.62)%	(547)
Kaiser Aluminum Corp.	1,469	(0.98)%	(558)
Carpenter Technology Corp.	1,841	(1.10)%	(8,604)
Total Basic Materials			34,450
Energy
Noble Corporation plc	1,098	(0.49)%	2,295
Hess Corp.	1,035	(1.40)%	2,034
Baker Hughes Co.	2,167	(0.68)%	1,885
NOV, Inc.	6,198	(1.15)%	1,536
Expro Group Holdings N.V.	2,783	(0.57)%	1,063
Valaris Ltd.	862	(0.57)%	120
Archrock, Inc.	5,769	(0.64)%	(455)
Halliburton Co.	3,229	(1.16)%	(2,645)
TechnipFMC plc	5,096	(0.92)%	(3,391)
Helix Energy Solutions Group, Inc.	5,260	(0.52)%	(5,417)
Total Energy			(2,975)
Consumer, Cyclical
Topgolf Callaway Brands Corp.	5,644	(0.69)%	17,158
VF Corp.	5,733	(0.90)%	11,737
Shake Shack, Inc. — Class A	1,044	(0.54)%	11,486
Walgreens Boots Alliance, Inc.	5,772	(1.14)%	10,978

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
UniFirst Corp.	650	(0.94)%	$8,528
Newell Brands, Inc.	5,446	(0.44)%	7,968
Floor & Decor Holdings, Inc. — Class A	990	(0.79)%	5,802
Life Time Group Holdings, Inc.	3,360	(0.45)%	5,659
OPENLANE, Inc.	5,290	(0.70)%	3,650
Tesla, Inc.	133	(0.30)%	945
Steven Madden Ltd.	1	0.00%	3
Total Consumer, Cyclical			83,914
Industrial
MSA Safety, Inc.	647	(0.90)%	16,195
MasTec, Inc.	721	(0.46)%	15,630
3M Co.	1,025	(0.85)%	12,828
GATX Corp.	797	(0.77)%	4,141
Casella Waste Systems, Inc. — Class A	1,220	(0.83)%	3,169
Tetra Tech, Inc.	427	(0.58)%	2,568
Stericycle, Inc.	1,498	(0.59)%	373
Republic Services, Inc. — Class A	227	(0.29)%	368
General Electric Co.	1	0.00%	(23)
Jacobs Solutions, Inc.	247	(0.30)%	(1,078)
Trinity Industries, Inc.	3,375	(0.73)%	(1,694)
Total Industrial			52,477
Technology
Science Applications International Corp.	1,390	(1.30)%	16,704
Privia Health Group, Inc.	4,042	(0.82)%	13,049
Ceridian HCM Holding, Inc.	1,550	(0.93)%	7,239
KBR, Inc.	2,231	(1.17)%	5,756
Paycor HCM, Inc.	5,289	(1.07)%	3,131
Take-Two Interactive Software, Inc.	579	(0.72)%	(112)
Evolent Health, Inc. — Class A	2,259	(0.55)%	(3,672)
Total Technology			42,095
Communications
DoorDash, Inc. — Class A	811	(0.57)%	3,460
Total MS Long/Short Equity Short Custom Basket			$649,569

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
CareTrust REIT, Inc.	52,141	8.09%	$18,477
Apple Hospitality REIT, Inc.	16,968	1.97%	5,276
VICI Properties, Inc.	1	0.00%	5
InvenTrust Properties Corp.	29,967	5.40%	(3,113)
Extra Space Storage, Inc.	4,087	3.76%	(20,636)
Ryman Hospitality Properties, Inc.	12,855	8.11%	(22,812)
Ventas, Inc.	15,297	4.88%	(23,433)
NETSTREIT Corp.	18,230	2.15%	(24,581)
Simon Property Group, Inc.	4,703	3.85%	(25,790)
Boston Properties, Inc.	4,474	2.02%	(32,564)
Kite Realty Group Trust	29,173	4.73%	(33,411)
Gaming and Leisure Properties, Inc.	19,196	6.62%	(35,699)
Piedmont Office Realty Trust, Inc. — Class A	33,905	1.44%	(42,385)
Brixmor Property Group, Inc.	35,784	5.63%	(42,883)
Invitation Homes, Inc.	19,406	4.66%	(46,531)
Healthpeak Properties, Inc.	24,300	3.38%	(53,885)
AvalonBay Communities, Inc.	4,583	5.96%	(55,005)
Equity Residential	12,123	5.39%	(73,928)
Agree Realty Corp.	11,727	4.91%	(76,855)
Four Corners Property Trust, Inc.	27,213	4.57%	(80,473)
Rexford Industrial Realty, Inc.	21,986	8.23%	(90,093)
Alexandria Real Estate Equities, Inc.	5,610	4.25%	(91,073)
Total Financial			(851,392)
Total MS Equity Market Neutral Long Custom Basket			$(851,392)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Realty Income Corp.	21,066	(7.76)%	128,289
Essex Property Trust, Inc.	4,042	(6.32)%	106,214
Global Net Lease, Inc.	63,617	(4.51)%	96,722
Mid-America Apartment Communities, Inc.	4,791	(4.55)%	79,240
STAG Industrial, Inc.	37,109	(9.45)%	74,904
Federal Realty Investment Trust	8,840	(5.91)%	64,559
Douglas Emmett, Inc.	69,240	(6.52)%	63,208
JBG SMITH Properties	50,077	(5.34)%	61,414
Camden Property Trust	3,720	(2.60)%	48,405
Broadstone Net Lease, Inc.	22,444	(2.37)%	41,956
Apartment Income REIT Corp.	11,718	(2.65)%	39,254
Macerich Co.	46,306	(3.73)%	36,246
Service Properties Trust	62,354	(3.54)%	35,363
Pebblebrook Hotel Trust	34,369	(3.45)%	30,344
Phillips Edison & Company, Inc.	41,207	(10.18)%	13,915
Welltower, Inc.	9,804	(5.92)%	9,328
LTC Properties, Inc.	7,608	(1.80)%	5,483
National Health Investors, Inc.	4,830	(1.83)%	(1,134)
Omega Healthcare Investors, Inc.	16,723	(4.09)%	(22,470)
Sunstone Hotel Investors, Inc.	71,588	(4.94)%	(26,527)
Total Financial			884,713
Exchange-Traded Funds
Vanguard Real Estate ETF	4,553	(2.54)%	30,553
Total MS Equity Market Neutral Short Custom Basket			$915,266

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
CareTrust REIT, Inc.	52,141	8.10%	$127,263
Ryman Hospitality Properties, Inc.	12,855	8.11%	69,733
Gaming and Leisure Properties, Inc.	19,196	6.62%	38,683
InvenTrust Properties Corp.	29,967	5.40%	24,842
Kite Realty Group Trust	29,173	4.73%	17,456
Ventas, Inc.	15,297	4.88%	15,921
Brixmor Property Group, Inc.	35,784	5.63%	8,207
Apple Hospitality REIT, Inc.	16,968	1.97%	6,910
VICI Properties, Inc.	1	0.00%	5
AvalonBay Communities, Inc.	4,583	5.96%	(18,604)
Simon Property Group, Inc.	4,703	3.85%	(20,053)
Extra Space Storage, Inc.	4,087	3.76%	(20,066)
Boston Properties, Inc.	4,474	2.02%	(38,829)
NETSTREIT Corp.	18,230	2.15%	(43,094)
Invitation Homes, Inc.	19,406	4.66%	(49,532)
Equity Residential	12,123	5.39%	(63,813)
Healthpeak Properties, Inc.	24,300	3.38%	(70,849)
Four Corners Property Trust, Inc.	27,213	4.57%	(80,166)
Rexford Industrial Realty, Inc.	21,986	8.22%	(103,763)
Agree Realty Corp.	11,727	4.91%	(118,088)
Piedmont Office Realty Trust, Inc. — Class A	33,905	1.44%	(130,226)
Alexandria Real Estate Equities, Inc.	5,610	4.25%	(197,864)
Total Financial			(645,927)
Total GS Equity Market Neutral Long Custom Basket			$(645,927)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	69,240	(6.52)%	657,715
Realty Income Corp.	21,066	(7.76)%	366,377
Mid-America Apartment Communities, Inc.	4,791	(4.55)%	279,692
Broadstone Net Lease, Inc.	22,444	(2.37)%	251,489
Essex Property Trust, Inc.	4,042	(6.32)%	219,732
Camden Property Trust	3,720	(2.60)%	194,097
Apartment Income REIT Corp.	11,718	(2.65)%	175,969
JBG SMITH Properties	50,077	(5.34)%	167,404
Global Net Lease, Inc.	63,617	(4.51)%	119,989
Federal Realty Investment Trust	8,840	(5.91)%	84,483
Service Properties Trust	62,354	(3.54)%	75,617
Sunstone Hotel Investors, Inc.	71,588	(4.94)%	26,516
Pebblebrook Hotel Trust	34,369	(3.45)%	22,433
Macerich Co.	46,306	(3.73)%	18,271
LTC Properties, Inc.	7,608	(1.80)%	14,228
National Health Investors, Inc.	4,830	(1.83)%	9,526
STAG Industrial, Inc.	37,109	(9.45)%	2,462
Phillips Edison & Company, Inc.	41,207	(10.18)%	(23,952)
Omega Healthcare Investors, Inc.	16,723	(4.09)%	(88,163)
Welltower, Inc.	9,804	(5.92)%	(170,404)
Total Financial			2,403,481
Exchange-Traded Funds
Vanguard Real Estate ETF	4,553	(2.54)%	165,608
Total GS Equity Market Neutral Short Custom Basket			$2,569,089

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket collateral at September 30, 2023.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2023 — See Note 5.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2023.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2023.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

ADR — American Depositary Receipt

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$21,501,769	$—	$—		$21,501,769
Rights	—	—	—	*	—
Mutual Funds	15,039,308	—	—		15,039,308
Closed-End Funds	5,372,367	—	—		5,372,367
U.S. Treasury Bills	—	11,942,516	—		11,942,516
Repurchase Agreements	—	22,695,258	—		22,695,258
Securities Lending Collateral	141,370	—	—		141,370
Commodity Futures Contracts**	874,233	—	—		874,233
Currency Futures Contracts**	692,385	—	—		692,385
Equity Futures Contracts**	183,111	7,602	—		190,713
Interest Rate Futures Contracts**	36,787	108,466	—		145,253
Equity Custom Basket Swap Agreements**	—	4,859,835	—		4,859,835
Total Assets	$43,841,330	$39,613,677	$—		$83,455,007

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$3,467,170	$—	$—	$3,467,170
Exchange-Traded Funds Sold Short	5,105,471	—	—	5,105,471
Commodity Futures Contracts**	795,879	—	—	795,879
Equity Futures Contracts**	527,581	1,478	—	529,059
Currency Futures Contracts**	340,067	—	—	340,067
Interest Rate Futures Contracts**	22,267	—	—	22,267
Equity Custom Basket Swap Agreements**	—	1,961,986	—	1,961,986
Total Liabilities	$10,258,435	$1,963,464	$—	$12,221,899

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Shares 09/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,481,618	$–	$–	$–	$62,013	$6,543,631	269,618	$261,103
Guggenheim Strategy Fund III	1,901,492	–	–	–	18,177	1,919,669	79,031	76,417
Guggenheim Ultra Short Duration Fund — Institutional Class	6,501,817	–	–	–	74,191	6,576,008	674,462	252,812
	$14,884,927	$–	$–	$–	$154,381	$15,039,308		$590,332

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiaries and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S.Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the ”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments of the Funds include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider. If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) or a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 5.30% Due 10/02/23	$161,453,419	$161,524,727	U.S. Treasury Bills 0.00% Due 10/10/23 - 09/05/24	$97,237,600	$96,132,508

			U.S. Treasury Notes 0.38% - 3.25% Due 10/31/23 - 09/15/24	46,833,200	45,451,839

			U.S. Treasury Floating Rate Notes 5.39% - 5.44% Due 10/31/23 - 01/31/24	22,892,900	23,098,149
				166,963,700	164,682,496

Barclays Capital, Inc. 5.29% Due 10/02/23	62,716,858	62,744,506	U.S. Treasury Notes 1.50% - 5.00% Due 08/31/25 - 01/31/27	69,304,600	63,971,272

BofA Securities, Inc. 5.30% Due 10/02/23	62,097,469	62,124,895	U.S. Treasury Note 3.88% Due 04/30/25	63,651,000	63,339,456

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$135,831	$141,370

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At September 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$18,722,621	$-	$(565,500)	$(565,500)
Managed Futures Strategy Fund	87,156,410	2,907,006	(1,501,438)	1,405,568
Multi-Hedge Strategies Fund	68,028,949	8,586,209	(5,382,050)	3,204,159

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.